Fees Summary	Mar. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,693,000
Previously Paid Amount	0.00
Total Fee Amount	233.80
Total Offset Amount	0.00
Net Fee	233.80
Narrative - Max Aggregate Offering Price	$ 1,693,000
Final Prospectus	true